ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 32,288	$ 30,125
Non-current	24,169	25,377
Accounts payable and other	$ 56,457	$ 55,502